Aug. 30, 2019
WESTWOOD SHORT DURATION HIGH YIELD FUND

THE ADVISORS’ INNER CIRCLE FUND (the “Trust”)

Westwood Short Duration High Yield Fund (the “Fund”)

Supplement dated August 29, 2019 to:

•	the Fund’s Institutional Shares Summary Prospectus, dated March 1, 2019, as supplemented August 29, 2019 (the “Institutional Summary Prospectus”);

•	the Fund’s A Class Shares Summary Prospectus, dated March 1, 2019, as supplemented July 26, 2019 (the “A Class Summary Prospectus” and, together with the Institutional Summary Prospectus, the “Summary Prospectuses”);

•	the Fund’s Institutional Shares Statutory Prospectus, dated March 1, 2019, as supplemented March 22, 2019, May 17, 2019, July 29, 2019, August 22, 2019 and August 29, 2019 (the “Institutional Prospectus”);

•	the Fund’s A Class Shares Statutory Prospectus, dated March 1, 2019, as supplemented March 22, 2019, July 26, 2019 and August 29, 2019 (the “A Class Prospectus” and, together with the Summary Prospectuses and the Institutional Prospectus, the “Prospectuses”); and

•	the Fund’s Statement of Additional Information, dated March 1, 2019, as supplemented March 22, 2019, May 17, 2019, July 29, 2019, August 22, 2019 and August 29, 2019 (the “SAI”).

This supplement provides new and additional information beyond that contained in the Prospectuses and SAI and should be read in conjunction with the Prospectuses and SAI.

Important Notice Regarding Change in Investment Policy

I.       On or around November 1, 2019 (the “Effective Date”), the name, investment objective, 80% investment policy, benchmarks, principal investment strategies and risks, management fee and shareholder servicing fee of the Fund will change. The following is a summary of the changes. On the Effective Date, new prospectuses will replace the Prospectuses for the Fund. You should refer to the new prospectuses, when available, for more information about the new strategies, risks and fees of the Fund. Please note that the new prospectuses reflecting the changes for the Fund are not yet effective and that the information in this supplement may be changed at any time prior to the Effective Date.

Changes in the Fund’s Name, Investment Objective, 80% Investment Policy and Benchmarks

As of the Effective Date, the name, investment objective, 80% investment policy and benchmarks of the Fund will be changed as follows:

	Current	New
Name	Westwood Short Duration High Yield Fund	Westwood High Income Fund
Investment Objective	The investment objective of the Fund is to generate a high level of current income while experiencing lower volatility than the broader high yield market.	The investment objective of the Fund is to seek to maximize total return through a high level of current income and capital appreciation.
80% Investment Policy	Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in high yield securities.	None
Broad-Based Index	ICE BofAML U.S. High Yield Index	Bloomberg Barclays U.S. Aggregate Bond Index
Additional Indexes	None	S&P 500 Index; Blended 80/20 Bloomberg Barclays U.S. Aggregate Bond Index/S&P 500 Index

Changes in the Fund’s Principal Investment Strategies and Risks

After the Effective Date, the Fund will invest in a broad range of income-producing securities, including debt and equity securities in the U.S. and other markets throughout the world, both developed and emerging. There will be no limit on the number of countries in which the Fund may invest, and the Fund will be able to focus its investments in a single country or a small group of countries.

The debt securities in which the Fund will principally invest will include corporate bonds, mortgage-backed, mortgage-related and asset-backed securities (including collateralized mortgage obligations), inflation-linked securities (including Treasury Inflation Protected Securities (“TIPS”)), bank loan assignments and participations (“Loans”). The Fund will be able to purchase or sell mortgage-backed securities on a delayed delivery or forward commitment basis through the “to-be-announced” (“TBA”) market, and enter into dollar roll transactions. The Fund will be able to invest in debt securities with any maturity, duration or credit quality, including securities rated below investment grade or, if unrated, deemed by the Adviser to be of comparable quality (“junk bonds”).

The equity securities in which the Fund will principally invest will include common stocks, real estate investment trusts (“REITs”) and American Depositary Receipts (“ADRs”). As part of the Fund’s principal investment strategies, the Fund will also be able to invest in preferred stocks and convertible securities that have characteristics of both equity and debt securities. The Fund will be able to invest in equity securities, preferred stocks and convertible securities of companies of any market capitalization.

The Fund will also be able to utilize derivatives, principally futures contracts, forward contracts, options and swaps.

The risks of the foregoing investment strategies are summarized below.

Fixed Income Risk – Fixed income securities are subject to a number of risks, including credit and interest rate risks. Credit risk is the risk that the issuer or obligor will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The Fund is subject to greater levels of credit risk to the extent it holds below investment grade debt securities, or “junk bonds.” Interest rate risk is the risk that the value of a fixed income security will fall when interest rates rise. In general, the longer the maturity and the lower the credit quality of a fixed income security, the more likely its value will decline. Risks associated with rising interest rates are heightened given that the Federal Reserve has begun to raise the federal funds rate.

High Yield Bond Risk – High yield bonds (often called “junk bonds”) are debt securities rated below investment grade. Junk bonds are speculative, involve greater risks of default, downgrade, or price declines and are more volatile and tend to be less liquid than investment-grade securities. Companies issuing high yield bonds are less financially strong, are more likely to encounter financial difficulties, and are more vulnerable to adverse market events and negative sentiments than companies with higher credit ratings.

Corporate Bond Risk – Corporate bonds respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers.

Bank Loans Risk – Investments in bank loans (through both assignments and participations) are generally subject to the same risks as investments in other types of debt instruments, including, in many cases, investments in junk bonds. There may be limited public information available regarding bank loans and bank loans may be difficult to value. If the Fund holds a bank loan through another financial institution, or relies on a financial institution to administer the loan, its receipt of principal and interest on the loan may be subject to the credit risk of that financial institution. It is possible that any collateral securing a loan may be insufficient or unavailable to the Fund, and that the Fund’s rights to collateral may be limited by bankruptcy or insolvency laws. In addition, the secondary market for bank loans may be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods, which may cause the Fund to be unable to realize the full value of its investment in a bank loan.

Bank loans may not be considered “securities,” and purchasers, such as the Fund, therefore may not be entitled to rely on the anti-fraud protections of the federal securities laws.

U.S. Government Securities Risk – The Fund’s investment in U.S. government obligations may include securities issued or guaranteed as to principal and interest by the U.S. government, or its agencies or instrumentalities. Payment of principal and interest on U.S. government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so. In addition, U.S. government securities are not guaranteed against price movements due to changing interest rates.

Asset-Backed Securities Risk – Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities, and asset-backed securities may not have the benefit of any security interest in the related assets.

Mortgage-Backed Securities Risk – Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations.

Collateralized Mortgage Obligations Risk – Collateralized mortgage obligations exhibit similar risks to those of mortgage-backed securities but also present certain special risks. Collateralized mortgage obligations are created by dividing the principal and interest payments collected on a pool of mortgages into several revenue streams (tranches) with different priority rights to portions of the underlying mortgage payments. Collateralized mortgage obligation tranches may be specially structured in a manner that provides a variety of investment characteristics, such as yield, effective maturity and interest rate sensitivity. As market conditions change, however, particularly during periods of rapid or unanticipated changes in interest rates, the ability of a collateralized mortgage obligation tranche to provide the anticipated investment characteristics and performance may be significantly reduced. These changes may result in volatility in the market value, and in some instances reduced liquidity, of the collateralized mortgage obligation tranche.

Inflation-Linked Securities Risk – Inflation-linked debt securities are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the price of an inflation-linked security tends to decline when real interest rates increase. Unlike conventional bonds, the principal and interest payments of inflation-protected securities such as TIPS are adjusted periodically to a specified rate of inflation (e.g. the Consumer Price Index (the “CPI”)). There can be no assurance that the inflation index used will accurately measure the actual rate of inflation. These securities may lose value in the event that the actual rate of inflation is different than the rate of the inflation index. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of TIPS. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

TBA/Dollar Roll Risk – Although the securities that are delivered in TBA transactions must meet certain standards, there is a risk that the actual securities received by the Fund may be less favorable than what was anticipated when entering into the transaction. Default by or bankruptcy of a counterparty to a TBA transaction would expose the Fund to possible loss because of adverse market action, expenses or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction. Whether or not the Fund takes delivery of the securities at the termination date of a TBA transaction, it will nonetheless be exposed to changes in the value of the underlying investments during the term of the agreement. Also, the Fund’s portfolio turnover rate and transaction costs are increased when the Fund enters into dollar roll transactions.

Equity Risk – Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response.

Large-Capitalization Company Risk – The large capitalization companies in which the Fund may invest may lag the performance of smaller capitalization companies because large capitalization companies may experience slower rates of growth than smaller capitalization companies and may not respond as quickly to market changes and opportunities.

Small- and Mid-Capitalization Company Risk – The small- and mid-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these small- and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

Preferred Stock Risk – Preferred stocks are sensitive to interest rate changes, and are also subject to equity risk, which is the risk that stock prices will fall over short or extended periods of time. The rights of preferred stocks on the distribution of a company’s assets in the event of a liquidation are generally subordinate to the rights associated with a company’s debt securities.

Convertible Securities Risk – The value of a convertible security is influenced by changes in interest rates (with investment value declining as interest rates increase and increasing as interest rates decline) and the credit standing of the issuer. The price of a convertible security will also normally vary in some proportion to changes in the price of the underlying common stock because of the conversion or exercise feature.

REIT Risk – REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. REITs are susceptible to the risks associated with direct ownership of real estate, such as the following: declines in property values; increases in property taxes, operating expenses, interest rates or competition; overbuilding; zoning changes; and losses from casualty or condemnation. REITs typically incur fees that are separate from those of the Fund. Accordingly, the Fund’s investments in REITs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the REITs’ operating expenses, in addition to paying Fund expenses. REIT operating expenses are not reflected in the fee table and example in this Prospectus.

Foreign Securities Risk – Investing in foreign securities, including direct investments and through ADRs, which are traded on exchanges and represent an ownership in a foreign security, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the Fund’s portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. While ADRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

Foreign Currency Risk – As a result of the Fund’s investments in securities or other investments denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case, the dollar value of an investment in the Fund would be adversely affected.

Geographic Focus Risk – To the extent that it focuses its investments in a particular country or geographic region, the Fund may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within that country or geographic region. As a result, the Fund may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments.

Emerging Markets Securities Risk – The Fund’s investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

Derivatives Risk – The Fund’s use of futures contracts, forward contracts, options and swaps is subject to market risk, leverage risk, correlation risk, hedging risk and liquidity risk. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Leverage risk is the risk that the use of leverage may amplify the effects of market volatility on the Fund’s share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly or at all with the underlying asset, rate or index. Hedging risk is the risk that derivative instruments used for hedging purposes may also limit any potential gain that may result from the increase in value of the hedged asset. To the extent that the Fund engages in hedging strategies, there can be no assurance that such strategy will be effective or that there will be a hedge in place at any given time. Liquidity risk is described below. The Fund’s use of forwards and swaps is also subject to credit risk and valuation risk. Credit risk is the risk that the counterparty to a derivative contract will default or otherwise become unable to honor a financial obligation. Valuation risk is the risk that the derivative may be difficult to value. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.

Liquidity Risk – Certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on Fund management or performance.

Changes in the Fund’s Management Fee and Shareholder Servicing Fee

As of the Effective Date, the Fund’s annual management fee of 0.70% of the average daily net assets of the Fund will be replaced with an annual management fee for each share class of the Fund that will consist of a base fee (the “Base Fee”) at a rate of 0.38% and a positive or negative performance adjustment (the “Performance Adjustment”) based on whether, and to what extent, the investment performance of the share class exceeds, or is exceeded by, the performance of the Blended 80/20 Bloomberg Barclays U.S. Aggregate Bond Index/S&P 500 Index plus 1.00% (the “Index Hurdle”) over the 12-month period from November 1 of each year through October 31 of the following year (the “Performance Period”). The Base Fee and Performance Adjustment will each be calculated and accrued daily based on the average daily net assets of the share class during the Performance Period.

The Performance Adjustment will be calculated according to a schedule that adds or subtracts 0.0032% of the share class’ average daily net assets for each 0.01% by which the performance of the share class exceeds or lags the performance of the Index Hurdle over the Performance Period. The maximum Performance Adjustment (positive or negative) will not exceed an annual rate of +/- 0.32% of the share class’ average daily net assets during the Performance Period, which would occur when the performance of the share class exceeds, or is exceeded by, the performance of the Index Hurdle by 1.00% over the Performance Period. Accordingly, the annual management fee will range from a minimum rate of 0.06% to a maximum rate of 0.70%.

The Fund will also adopt a shareholder servicing plan that provides that the Fund may pay financial intermediaries for shareholder services in an annual amount not to exceed 0.19% based on the average daily net assets of the Fund’s Institutional Shares.

Transition Risk and Tax Consequences

As the Fund transitions to the new investment strategies, the Fund will sell a large portion of its existing investments. The Fund may liquidate investments at a less favorable price and on less favorable terms than it would if the Fund were able to retain such investments for a longer period of time. The risk of loss increases in times of overall market turmoil or declining prices. In addition, the Fund will incur transaction costs associated with the transition to the new investment strategies, which will be borne by the Fund and its shareholders.

Gains, if any, recognized by the Fund as a result of the sale of its existing investments will be distributed to shareholders as taxable dividends. Therefore, the changes described above may affect the amount, timing, and character of distributions to shareholders and, therefore, may increase the amount of taxes payable by shareholders.

II.       As of August 31, 2019, SKY Harbor Capital Management, LLC will no longer serve as sub-adviser to the Fund, and Messrs. Adrian Helfert and Brendan Ryan, who are employees of Westwood Management Corp., the Fund’s investment adviser, will serve as portfolio managers of the Fund. Accordingly, as of such date, the Prospectuses and the SAI are hereby amended and supplemented as follows:

1.	The references to “SKY Harbor Capital Management, LLC” or “the Sub-Adviser” in the “Principal Investment Strategies” and “Principal Risks” sections of the Summary Prospectuses, and the corresponding sections of the A Class Prospectus and Institutional Prospectus, are hereby deleted and replaced with “the Adviser.”

2.	The disclosure in the “Portfolio Managers” section of the Summary Prospectuses, and the corresponding section of the A Class Prospectus and Institutional Prospectus, is hereby deleted and replaced with the following:

Mr. Adrian Helfert, Senior Vice President and Director of Multi-Asset Portfolios, has managed the Fund since 2019.

Mr. Brendan Ryan, CFA, Vice President and Senior Research Analyst, has managed the Fund since 2019.

3.	The disclosure relating to Ms. Anne Yobage and Mr. David Kinsley in the “Portfolio Managers” section of the A Class Prospectus is hereby deleted and replaced with the following:

Mr. Adrian Helfert has served as Senior Vice President and Director of Multi-Asset Portfolios for the Adviser since January 2019. He is responsible for leading the firm’s multi-asset strategies team, which includes Income Opportunity and Flexible Income strategies, as well as Global Convertibles and Fixed Income strategies. Most recently, Mr. Helfert served as Managing Director and Senior Multi-Asset Portfolio Manager at Amundi in London, where he was responsible for Global Fixed Income strategies. During his 13-year Amundi tenure, he also was an investment team leader on absolute return, unconstrained and total return portfolios. Prior to joining Amundi, Mr. Helfert worked at Royal Bank of Scotland and in JPMorgan’s Asset Management Group. Mr. Helfert earned his MBA from Duke University and his BA in physics from the University of Virginia, where he was awarded a fellowship for his work in Solid State Physics. He also served in the U.S. Navy / Marine Corps as a Combat Medic. Mr. Helfert has served on the portfolio team for the Fund since 2019. Mr. Helfert participates in the investment decision process. He has authority to direct trading activity for the Fund and is also responsible for representing the Fund to investors. Mr. Helfert has more than 19 years of investment experience.

Mr. Brendan Ryan, CFA, has served as Vice President and Senior Research Analyst for the Adviser since October 2014, and serves on the Adviser's Global Convertible Securities Team and Multi Asset Team. Prior to joining the Adviser, Mr. Ryan was a convertible bond research analyst at Aviva Investors from 2011 to 2014. Prior to 2011, Mr. Ryan was a senior analyst and portfolio manager at Cypress Tree Investment Management LLC, where he focused on high yield debt, bank loans, and distressed debt. Mr. Ryan earned a BS in Biology from Boston College and an MBA in Management/Finance from the Massachusetts Institute of Technology. Mr. Ryan is a member of the CFA Institute and the Boston Security Analysts Society. Mr. Ryan has served on the portfolio team for the Fund since 2019. Mr. Ryan participates in the investment decision process. He has authority to direct trading activity for the Fund and is also responsible for representing the Fund to investors. Mr. Ryan has more than 15 years of investment experience.

4.	The disclosure relating to Ms. Anne Yobage and Messrs. David Kinsley and Adrian Helfert in the “Portfolio Managers” section of the Institutional Prospectus is hereby deleted and replaced with the following:

Mr. Adrian Helfert has served as Senior Vice President and Director of Multi-Asset Portfolios for the Adviser since January 2019. He is responsible for leading the firm’s multi-asset strategies team, which includes Income Opportunity and Flexible Income strategies, as well as Global Convertibles and Fixed Income strategies. Most recently, Mr. Helfert served as Managing Director and Senior Multi-Asset Portfolio Manager at Amundi in London, where he was responsible for Global Fixed Income strategies. During his 13-year Amundi tenure, he also was an investment team leader on absolute return, unconstrained and total return portfolios. Prior to joining Amundi, Mr. Helfert worked at Royal Bank of Scotland and in JPMorgan’s Asset Management Group. Mr. Helfert has served on the portfolio team for the Westwood Income Opportunity Fund, Westwood Low Volatility Equity Fund and Westwood Short Duration High Yield Fund since 2019. Mr. Helfert participates in the investment decision process. He has authority to direct trading activity for the Funds and is also responsible for representing the Funds to investors. Mr. Helfert earned his MBA from Duke University and his BA in physics from the University of Virginia, where he was awarded a fellowship for his work in Solid State Physics. He also served in the U.S. Navy / Marine Corps as a Combat Medic. Mr. Helfert has more than 19 years of investment experience.

Mr. Brendan Ryan, CFA, has served as Vice President and Senior Research Analyst for the Adviser since October 2014, and serves on the Adviser's Global Convertible Securities Team and Multi Asset Team. Prior to joining the Adviser, Mr. Ryan was a convertible bond research analyst at Aviva Investors from 2011 to 2014. Prior to 2011, Mr. Ryan was a senior analyst and portfolio manager at Cypress Tree Investment Management LLC, where he focused on high yield debt, bank loans, and distressed debt. Mr. Ryan earned a BS in Biology from Boston College and an MBA in Management/Finance from the Massachusetts Institute of Technology. Mr. Ryan is a member of the CFA Institute and the Boston Security Analysts Society. Mr. Ryan has served on the portfolio team for the Westwood Short Duration High Yield Fund since 2019. Mr. Ryan participates in the investment decision process. He has authority to direct trading activity for the Fund and is also responsible for representing the Fund to investors. Mr. Ryan has more than 15 years of investment experience.

5.	The “Comparable Fund Performance - Westwood Short Duration High Yield Fund” section of the A Class Prospectus and Institutional Prospectus is hereby deleted.

6.	In the “Fund Shares Owned by the Portfolio Managers” table of the SAI, the rows relating to Ms. Anne Yobage and Messrs. David Kinsley and Adrian Helfert are hereby deleted and replaced with the following:

Name	Dollar Range of Fund Shares Owned
Adrian Helfert*	None
Brendan Ryan, CFA*	None

*	Valuation date is June 30, 2019.

7.	In the “Other Accounts” table of the SAI, the rows relating to Ms. Anne Yobage and Messrs. David Kinsley and Adrian Helfert are hereby deleted and replaced with the following:

Name	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (in Millions)	Number of Accounts	Total Assets (in Millions)	Number of Accounts	Total Assets (in Millions)
Adrian Helfert*	1	$58.14	2	$300.75	15	$892.99
Brendan Ryan, CFA*	0	$0	0	$0	5	$0.42

*

*	Valuation date is June 30, 2019.

8.	The first paragraph in the “Proxy Voting” section of the SAI is hereby deleted and replaced with the following:

The Board has delegated the responsibility for decisions regarding proxy voting for securities held by the Funds to the Adviser. The Adviser will vote such proxies in accordance with its proxy voting policies and procedures, which are included in Appendix B to this SAI.

9.	All other references to “SKY Harbor Capital Management, LLC,” “the Sub-Adviser” and the Fund’s current sub-advisory arrangements are hereby deleted.

Please retain this supplement for future reference.

WHG-SK-068-0100